Other Comprehensive Income (Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign currency translation adjustments
Beginning balance	$ 186	$ 194	$ 209
Other comprehensive loss attributable to QVC, Inc. shareholder	(47)	(8)	(15)
Ending balance	139	186	194
AOCI
Beginning balance	186	194	209
Other comprehensive loss attributable to QVC, Inc. shareholder	(47)	(8)	(15)
Ending balance	$ 139	$ 186	$ 194